Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
		Apr. 30, 2020	Jan. 31, 2021
Statement [Line Items]
% of ownership		100.00%
BetterLife Europe Pharmaceuticals AG [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Lichtenstein
Altum Pharmaceuticals Inc. (acquired August 2020) [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Canada
Blife Therapeutics Inc. (acquired May 2020) [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Canada
Altum S1M US Corp [Member]
Statement [Line Items]
% of ownership	[1]		100.00%
Jurisdiction			U.S.A.
Solmic AG [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Switzerland
Altum Pharma (Australia) Pty Ltd. [Member]
Statement [Line Items]
% of ownership	[2]		100.00%
Jurisdiction			Australia
Altum Pharmaceuticals (HK) Limited [Member]
Statement [Line Items]
% of ownership	[3]		100.00%
Jurisdiction			Hong Kong
Altum Pharmaceuticals International Inc. (dissolved December 2020) [Member]
Statement [Line Items]
% of ownership	[4]		100.00%
Jurisdiction			Barbados
Altum Pharmaceuticals Barbados Inc. (dissolved December 2020) [Member]
Statement [Line Items]
% of ownership	[5]		100.00%
Jurisdiction			Barbados
Thrudermic, LLC [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			U.S.A.
Pivot Naturals, LLC [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			U.S.A.
BetterLife Pharma US Inc. [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			U.S.A.
Pivot Green Stream Health Solutions Inc. (dissolved January 2020) [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Canada
Pivot Pharmaceuticals Manufacturing Corp. [Member]
Statement [Line Items]
% of ownership			100.00%
Jurisdiction			Canada
BetterLife Pharma Inc. [Member]
Statement [Line Items]
Jurisdiction			Canada
% of ownership			Parent

[1]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.
[2]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.
[3]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.
[4]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.
[5]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.